Short-term borrowings and convertible note	12 Months Ended
Dec. 31, 2021
Short-term borrowings and convertible note
Short-term borrowings and convertible note.

9. Short-term borrowings and convertible note

Short-term borrowings and convertible note consist of the following:

		As of December 31,
		2020	2021	2021
				US$
	Maturity Date	RMB	RMB	Note 2(e)

Short-term bank loan	within 12 months	830,000	936,207	146,911
Convertible note
(Note 14)	within 12 months	248,878	—	—
		1,078,878	936,207	146,911

The short-term borrowings consist of short-term bank loan with an weighted average interest rate of 5.9%, 4.8%, and 3.1% in 2019, 2020 and 2021 per annum respectively and a maturity of less than 12 months. Short-term borrowings of RMB60.0 million and RMB680.0 million (US$106.7 million) were secured by bank deposit or short-term investment of RMB30.0 million and RMB590.0 million (US$92.6 million) as of December 31, 2020 and 2021, respectively.